Columbia Select Mid Cap Value Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 3.2%
Entertainment 1.7%
Take-Two Interactive Software, Inc.(a)	272,958	43,771,545
Media 1.5%
Nexstar Media Group, Inc., Class A	230,866	38,252,187
Total Communication Services		82,023,732
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A	380,258	56,076,647
Household Durables 2.0%
D.R. Horton, Inc.	332,364	49,123,399
Leisure Products 1.8%
Hasbro, Inc.	769,000	45,970,820
Specialty Retail 3.5%
Burlington Stores, Inc.(a)	193,813	46,524,811
O’Reilly Automotive, Inc.(a)	43,687	42,081,940
Total		88,606,751
Total Consumer Discretionary		239,777,617
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 3.4%
Dollar Tree, Inc.(a)	298,865	35,251,127
U.S. Foods Holding Corp.(a)	959,090	50,668,725
Total		85,919,852
Food Products 1.4%
Tyson Foods, Inc., Class A	614,321	35,169,877
Total Consumer Staples		121,089,729
Energy 5.1%
Oil, Gas & Consumable Fuels 5.1%
Devon Energy Corp.	1,110,808	54,518,456
Marathon Petroleum Corp.	417,247	73,689,993
Total		128,208,449
Total Energy		128,208,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.2%
Banks 4.3%
Popular, Inc.	661,056	58,840,595
Regions Financial Corp.	2,548,592	49,315,255
Total		108,155,850
Capital Markets 2.2%
Carlyle Group, Inc. (The)	1,335,676	57,380,641
Consumer Finance 2.3%
Discover Financial Services	476,134	58,402,596
Financial Services 4.2%
Global Payments, Inc.	476,385	48,519,812
Voya Financial, Inc.	762,268	57,795,160
Total		106,314,972
Insurance 6.2%
Hanover Insurance Group, Inc. (The)	391,910	51,704,687
Kemper Corp.	650,417	38,920,953
Reinsurance Group of America, Inc.	312,919	65,650,406
Total		156,276,046
Total Financials		486,530,105
Health Care 6.2%
Health Care Equipment & Supplies 1.7%
Zimmer Biomet Holdings, Inc.	375,080	43,190,462
Health Care Providers & Services 3.1%
Centene Corp.(a)	483,981	34,648,200
Quest Diagnostics, Inc.	308,449	43,790,504
Total		78,438,704
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	268,962	35,075,335
Total Health Care		156,704,501
Industrials 17.6%
Building Products 3.5%
Trane Technologies PLC	272,986	89,391,995
Electrical Equipment 3.2%
AMETEK, Inc.	480,930	81,556,109

Columbia Select Mid Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.3%
Ingersoll Rand, Inc.	865,231	80,509,745
ITT, Inc.	581,346	77,249,256
Total		157,759,001
Passenger Airlines 1.5%
Southwest Airlines Co.	1,417,681	38,050,558
Professional Services 3.1%
CACI International, Inc., Class A(a)	186,547	79,185,471
Total Industrials		445,943,134
Information Technology 9.7%
Communications Equipment 2.1%
Motorola Solutions, Inc.	148,841	54,313,569
Electronic Equipment, Instruments & Components 2.6%
Corning, Inc.	1,740,314	64,844,100
Semiconductors & Semiconductor Equipment 5.0%
Marvell Technology, Inc.	603,380	41,518,578
ON Semiconductor Corp.(a)	566,071	41,345,826
Teradyne, Inc.	304,678	42,941,317
Total		125,805,721
Total Information Technology		244,963,390
Materials 7.3%
Chemicals 3.0%
Chemours Co. LLC (The)	1,603,326	39,794,551
FMC Corp.	576,663	35,147,610
Total		74,942,161
Metals & Mining 4.3%
ATI, Inc.(a)	901,844	55,319,111
Freeport-McMoRan, Inc.	1,029,644	54,293,128
Total		109,612,239
Total Materials		184,554,400
Real Estate 8.4%
Health Care REITs 2.6%
Welltower, Inc.	625,272	64,821,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.8%
First Industrial Realty Trust, Inc.	980,833	46,216,851
Specialized REITs 4.0%
Gaming and Leisure Properties, Inc.	1,059,569	47,574,648
Lamar Advertising Co., Class A	453,985	53,620,169
Total		101,194,817
Total Real Estate		212,233,616
Utilities 8.3%
Electric Utilities 4.2%
Entergy Corp.	568,535	63,954,502
PG&E Corp.	2,294,595	42,541,792
Total		106,496,294
Independent Power and Renewable Electricity Producers 2.0%
AES Corp. (The)	2,289,900	49,438,941
Multi-Utilities 2.1%
Ameren Corp.	731,693	53,684,315
Total Utilities		209,619,550
Total Common Stocks (Cost $1,520,107,180)		2,511,648,223

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	15,542,778	15,539,669
Total Money Market Funds (Cost $15,535,637)		15,539,669
Total Investments in Securities (Cost: $1,535,642,817)		2,527,187,892
Other Assets & Liabilities, Net		2,012,291
Net Assets		2,529,200,183
Columbia Select Mid Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	17,727,786	63,753,636	(65,942,238)	485	15,539,669	(1,296)	352,062	15,542,778
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Mid Cap Value Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT197_02_P01_(07/24)